Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	IVY FUNDS
Prospectus Date	rr_ProspectusDate	Jul. 29, 2011
Ivy Tax-Managed Equity Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee/Exchange Fee	rr_RedemptionFeeOverRedemption	2.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.85%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.75%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.75%
1 Year	rr_ExpenseExampleYear01	837
3 Years	rr_ExpenseExampleYear03	1,379
5 Years	rr_ExpenseExampleYear05	1,946
10 Years	rr_ExpenseExampleYear10	3,478
1 Year	rr_ExpenseExampleNoRedemptionYear01	837
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,379
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,946
10 Years	rr_ExpenseExampleNoRedemptionYear10	3,478
1 Year	rr_AverageAnnualReturnYear01	5.93%
5 Years	rr_AverageAnnualReturnYear05
Life of Class	rr_AverageAnnualReturnSinceInception	16.40%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 18, 2009
Ivy Tax-Managed Equity Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	rr_MaximumDeferredSalesChargeOverOther	5.00%	[3]
Redemption Fee/Exchange Fee	rr_RedemptionFeeOverRedemption	2.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	1.74%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.39%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	3.39%
1 Year	rr_ExpenseExampleYear01	742
3 Years	rr_ExpenseExampleYear03	1,342
5 Years	rr_ExpenseExampleYear05	1,865
10 Years	rr_ExpenseExampleYear10	3,532
1 Year	rr_ExpenseExampleNoRedemptionYear01	342
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,042
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,765
10 Years	rr_ExpenseExampleNoRedemptionYear10	3,532
1 Year	rr_AverageAnnualReturnYear01	7.78%
5 Years	rr_AverageAnnualReturnYear05
Life of Class	rr_AverageAnnualReturnSinceInception	17.75%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 18, 2009
Ivy Tax-Managed Equity Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[3]
Redemption Fee/Exchange Fee	rr_RedemptionFeeOverRedemption	2.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	1.75%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.40%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	3.40%
1 Year	rr_ExpenseExampleYear01	343
3 Years	rr_ExpenseExampleYear03	1,045
5 Years	rr_ExpenseExampleYear05	1,769
10 Years	rr_ExpenseExampleYear10	3,685
1 Year	rr_ExpenseExampleNoRedemptionYear01	343
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,045
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,769
10 Years	rr_ExpenseExampleNoRedemptionYear10	3,685
1 Year	rr_AverageAnnualReturnYear01	11.67%
5 Years	rr_AverageAnnualReturnYear05
Life of Class	rr_AverageAnnualReturnSinceInception	19.96%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 18, 2009
Ivy Tax-Managed Equity Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee/Exchange Fee	rr_RedemptionFeeOverRedemption	2.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.87%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.52%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.52%
1 Year	rr_ExpenseExampleYear01	255
3 Years	rr_ExpenseExampleYear03	785
5 Years	rr_ExpenseExampleYear05	1,340
10 Years	rr_ExpenseExampleYear10	2,856
1 Year	rr_ExpenseExampleNoRedemptionYear01	255
3 Years	rr_ExpenseExampleNoRedemptionYear03	785
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,340
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,856
Annual Return 2001	rr_AnnualReturn2001	(22.01%)
Annual Return 2002	rr_AnnualReturn2002	(16.29%)
Annual Return 2003	rr_AnnualReturn2003	24.92%
Annual Return 2004	rr_AnnualReturn2004	11.91%
Annual Return 2005	rr_AnnualReturn2005	10.38%
Annual Return 2006	rr_AnnualReturn2006	6.48%
Annual Return 2007	rr_AnnualReturn2007	24.93%
Annual Return 2008	rr_AnnualReturn2008	(36.21%)
Annual Return 2009	rr_AnnualReturn2009	28.45%
Annual Return 2010	rr_AnnualReturn2010	12.75%
Year to Date Return, Label	rr_YearToDateReturnLabel	return for the year
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.93%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.97%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.20%)
1 Year	rr_AverageAnnualReturnYear01	12.75%
5 Years	rr_AverageAnnualReturnYear05	4.21%
10 Years	rr_AverageAnnualReturnYear10	2.16%
Ivy Tax-Managed Equity Fund | Class I | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.75%
5 Years	rr_AverageAnnualReturnYear05	4.21%
10 Years	rr_AverageAnnualReturnYear10	2.14%
Ivy Tax-Managed Equity Fund | Class I | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.29%
5 Years	rr_AverageAnnualReturnYear05	3.62%
10 Years	rr_AverageAnnualReturnYear10	1.85%
Ivy Tax-Managed Equity Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee/Exchange Fee	rr_RedemptionFeeOverRedemption	2.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.84%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.74%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.74%
1 Year	rr_ExpenseExampleYear01	277
3 Years	rr_ExpenseExampleYear03	850
5 Years	rr_ExpenseExampleYear05	1,450
10 Years	rr_ExpenseExampleYear10	3,070
1 Year	rr_ExpenseExampleNoRedemptionYear01	277
3 Years	rr_ExpenseExampleNoRedemptionYear03	850
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,450
10 Years	rr_ExpenseExampleNoRedemptionYear10	3,070
1 Year	rr_AverageAnnualReturnYear01	12.49%
5 Years	rr_AverageAnnualReturnYear05
Life of Class	rr_AverageAnnualReturnSinceInception	20.79%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 18, 2009
Ivy Tax-Managed Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Ivy Tax-Managed Equity Fund
Objective [Heading]	rr_ObjectiveHeading	Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek to provide growth of capital while minimizing taxable gains and income to shareholders.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds within Ivy Funds or Waddell & Reed InvestEd Portfolios and, for clients of Waddell & Reed, Inc. or Legend Equities Corporation, Waddell & Reed Advisors Funds. More information about these and other discounts is available from your financial professional and in the "Sales Charge Reductions" section on page 173 of the Fund's prospectus and in the "Purchase, Redemption and Pricing of Shares" section on page 117 of the Fund's statement of additional information (SAI).

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 41% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	41.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds within Ivy Funds or Waddell & Reed InvestEd Portfolios and, for clients of Waddell & Reed, Inc. or Legend Equities Corporation, Waddell & Reed Advisors Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the particular class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Ivy Tax-Managed Equity Fund seeks to achieve its objective by investing primarily in a diversified portfolio of common stocks of companies that Ivy Investment Management Company (IICO), the Fund's investment manager, considers to be high in quality and attractive in their long-term investment potential. Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities. For this purpose, such equity securities consist primarily of common stocks. IICO seeks stocks of growth-oriented companies that it believes have above-average earnings predictability and stability. While the Fund typically invests in the common stocks of primarily large cap, and to a lesser extent, mid cap U.S. companies, it may invest in companies of any size, any industry or any country in order to achieve its objective. Large, or large cap, companies are typically companies with market capitalizations of at least $10 billion.

IICO manages the Fund using an investment strategy that is sensitive to the potential impact of Federal income tax on shareholders' investment returns. The Fund's tax-sensitive investment strategy is intended to lead to lower distributions of net investment income and realized net capital gains than funds managed without regard to Federal income tax consequences.

IICO typically invests for the long term and primarily utilizes a bottom-up strategy in selecting securities for the Fund and seeks companies that have dominant market positions and established competitive advantages. IICO believes that these characteristics can help to mitigate competition and lead to more sustainable revenue and earnings growth.

IICO attempts to focus on companies with sustainable competitive advantages in their industries and also considers the following factors: the company's market position; product line, technological position, profit margins and prospects for sustainability and/or increased earnings; the quality of management; the short-term and long-term outlook for the industry; and changes in economic and political conditions.

Many U.S. companies have a diverse market of U.S. business and overseas operations. Therefore, the Fund will have an indirect exposure to foreign markets through these investments.

When deciding to sell a security, IICO considers the negative tax impact of realizing capital gains and, if applicable, the positive tax impact of realizing capital losses. However, IICO may sell a security at a realized gain if it determines that the potential tax cost is outweighed by the risk of continuing to own the security, to reduce the Fund's holding in that security, or if more attractive investment opportunities are available. In addition, redemptions by shareholders may force the Fund to sell securities at an inopportune time, potentially resulting in realized gains.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Ivy Tax-Managed Equity Fund seeks to achieve its objective by investing primarily in a diversified portfolio of common stocks of companies that Ivy Investment Management Company (IICO), the Fund's investment manager, considers to be high in quality and attractive in their long-term investment potential. Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, the value of the Fund's shares will change, and you could lose money on your investment. A variety of factors can affect the investment performance of the Fund and prevent it from achieving its objective. These include:

■	Company Risk. A company may perform worse than the overall market due to specific factors, such as adverse changes to its financial position or investor perceptions about the company.

■

Foreign Market Risk. The securities of many companies may have significant exposure to foreign markets as a result of the company's products or services in foreign markets so that its domicile and/or the markets in which its securities trade may not be reflective of its sources of revenue. Such securities would be subject to some of the same risks as an investment in foreign securities, including the risk that political and economic events unique to a country or region will adversely affect those markets in which the company's products or services are sold.

■

Growth Stock Risk. Prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may not perform as well as value stocks or the stock market in general.

■	Large Company Risk. A Fund with holdings of large capitalization company securities may underperform the market as a whole.

■	Management Risk. Fund performance is primarily dependent on IICO's skill in evaluating and managing the Fund's portfolio, and the Fund may not perform as well as other similar mutual funds.

■

Market Risk. Adverse market conditions, sometimes in response to general economic or industry news, may cause the prices of the Fund's holdings to fall as part of a broad market decline. Recent events in the financial sector and in the economy have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both U.S. and foreign, and in the net asset values (NAVs) of many mutual funds, including to some extent the Fund. These events have also decreased liquidity in some markets and may continue to do so.

Notwithstanding the Fund's use of tax-management investment strategies, the Fund may have taxable income and may realize net capital gains from time to time. In addition, investors purchasing Fund shares when the Fund has large undistributed realized net capital gains could receive a significant part of the purchase price of their shares back as a taxable capital gain distribution. Over time, securities with unrealized gains may comprise a substantial portion of the Fund's assets. As well, state or Federal tax laws or regulations may be amended at any time and may include changes to applicable tax rates or capital gain holding periods that may be adverse to the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, the value of the Fund's shares will change, and you could lose money on your investment.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The chart and table below provide some indication of the risks of investing in the Fund. The chart shows how performance has varied from year to year. The table shows the average annual total returns for each Class of the Fund and also compares the performance with those of an index and Lipper peer group (a universe of funds with similar investment objectives). The chart does not reflect any sales charges and, if those sales charges were included, returns would be less than those shown. The performance information shown below prior to May 18, 2009 is the performance of the Class Y shares of Waddell & Reed Advisors Tax-Managed Equity Fund ("predecessor fund"), which reorganized as the Class I shares of Ivy Tax-Managed Equity Fund. For that time period, the Fund would have had substantially similar annual returns because the shares would have been invested in a similar portfolio of securities, but would differ to the extent that the Fund has different expenses than the predecessor fund. Performance has not been restated to reflect the estimated annual operating expenses of the Ivy Tax-Managed Equity Fund. If those expenses were reflected, performance shown below would differ.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs), or to shares held by non-taxable entities. After-tax returns are shown only for Class I shares, which reflect the returns of Class Y shares of the predecessor fund for certain time periods. After-tax returns for other Classes may vary.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please visit www.ivyfunds.com or call 800.777.6472 for the Fund's updated performance.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The chart and table below provide some indication of the risks of investing in the Fund. The chart shows how performance has varied from year to year. The table shows the average annual total returns for each Class of the Fund and also compares the performance with those of an index and Lipper peer group (a universe of funds with similar investment objectives).
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.777.6472
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.ivyfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Chart of Year-by-Year Returns as of December 31 each year
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The chart does not reflect any sales charges and, if those sales charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

In the period shown in the chart, the highest quarterly return was 12.97% (the second quarter of 2009) and the lowest quarterly return was -19.20% (the fourth quarter of 2008). The Class I return for the year through June 30, 2011 was 4.93%.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs), or to shares held by non-taxable entities.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class I shares, which reflect the returns of Class Y shares of the predecessor fund for certain time periods. After-tax returns for other Classes may vary.
Ivy Tax-Managed Equity Fund | Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.71%
5 Years	rr_AverageAnnualReturnYear05	3.76%
10 Years	rr_AverageAnnualReturnYear10	0.03%
Ivy Tax-Managed Equity Fund | Lipper Large-Cap Growth Funds Universe Average (net of fees and expenses)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.80%
5 Years	rr_AverageAnnualReturnYear05	2.48%
10 Years	rr_AverageAnnualReturnYear10	(0.23%)

[1]	As a % of amount redeemed or exchanged within fewer than five days.
[2]	From August 1, 2011 through July 31, 2012, to the extent that the total annual fund operating expenses of the Class Y shares exceeds the total annual fund operating expenses of the Class A shares, Ivy Funds Distributor, Inc. (IFDI), the Fund's distributor, and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund's transfer agent, have contractually agreed to reimburse sufficient 12b-1 and/or shareholder servicing fees to ensure that the total annual fund operating expenses of the Class Y shares do not exceed the total annual fund operating expenses of the Class A shares, as calculated at the end of each month.
[3]	For Class B shares, the contingent deferred sales charge (CDSC) declines from 5% for redemptions within the first year of purchase, to 4% for redemptions within the second year, to 3% for redemptions within the third and fourth years, to 2% for redemptions within the fifth year, to 1% for redemptions within the sixth year and to 0% for redemptions after the sixth year. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.